Commitments and Contingencies - Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) $ in Millions	Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 52
2021	49
2022	48
2023	47
2024	45
Thereafter	207
Total	$ 448